Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Aug. 20, 2025	Jul. 23, 2025	Aug. 05, 2022
Debt
Total debt	$ 33,381	$ 127,000
Non-current portion of long-term debt	33,381	127,000
$350 million Revolving Credit Facility
Debt
Total debt	30,000	127,000
Maximum borrowing capacity	350,000			$ 350,000
Former Nordea/SEB Revolving Facility
Debt
Maximum borrowing capacity					$ 185,000
$15 million Working Capital Facility
Debt
Total debt	3,381	0
Maximum borrowing capacity	$ 15,000	$ 15,000	$ 15,000